RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Analysis of the defined benefit obligation:
Defined benefit obligation	£ (45,241)	£ (41,092)
Active members [Member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(6,413)	(6,448)
Deferred members [Member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(16,058)	(14,208)
Pensioners [Member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(21,032)	(18,885)
Dependants [Member]
Analysis of the defined benefit obligation:
Defined benefit obligation	£ (1,738)	£ (1,551)